Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - $ / shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Income Statement [Abstract]
Loss per share Diluted	$ 0.34	$ 0.02	$ 0.06
Weighted average number of ordinary shares outstanding Ordinary shares – Diluted	13,611,189	11,475,000	9,203,579